SHARE-BASED PAYMENTS - Share option plan stock options outstanding (Details) - Share options Options in Thousands	12 Months Ended
	Dec. 31, 2020 Options USD ($) $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares
Share options outstanding
Exercise price range		$ 4.59
Number of options | Options	5,601	10,170	12,344
Weighted average exercise price	$ 4.68	$ 5.16	$ 5.77
Weighted average remaining contractual life (years)	2 years 9 months
Share options exercisable
Number of options | Options	3,813	6,459
Weighted average exercise price	$ 4.68	$ 5.38
Weighted average remaining contractual life (years)	2 years 2 months 1 day
Options granted	0	2,042
$3.73 to $4.50
Share options outstanding
Number of options | Options	1,438
Weighted average exercise price	$ 3.89
Weighted average remaining contractual life (years)	1 year 5 months 23 days
Share options exercisable
Number of options | Options	1,438
Weighted average exercise price	$ 3.89
Weighted average remaining contractual life (years)	1 year 5 months 23 days
$4.51 to $5.00
Share options outstanding
Number of options | Options	2,794
Weighted average exercise price	$ 4.74
Weighted average remaining contractual life (years)	3 years 10 months 24 days
Share options exercisable
Number of options | Options	1,006
Weighted average exercise price	$ 4.82
Weighted average remaining contractual life (years)	3 years 9 months 4 days
$5.01 to $5.82
Share options outstanding
Number of options | Options	1,369
Weighted average exercise price	$ 5.39
Weighted average remaining contractual life (years)	1 year 8 months 27 days
Share options exercisable
Number of options | Options	1,369
Weighted average exercise price	$ 5.40
Weighted average remaining contractual life (years)	1 year 8 months 27 days
Minimum | $3.73 to $4.50
Share options outstanding
Exercise price range	$ 3.73
Minimum | $4.51 to $5.00
Share options outstanding
Exercise price range	4.51
Minimum | $5.01 to $5.82
Share options outstanding
Exercise price range	5.01
Maximum | $3.73 to $4.50
Share options outstanding
Exercise price range	4.50
Maximum | $4.51 to $5.00
Share options outstanding
Exercise price range	5.00
Maximum | $5.01 to $5.82
Share options outstanding
Exercise price range	$ 5.82